Loans - Additional Information (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Principal balance on loan acquired with deteriorated credit quality		$ 378,000		$ 402,000
Non-accretable discount	$ 9,274,000	9,802,000	$ 8,974,000	9,119,000	$ 10,020,000	$ 10,343,000
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accretable discount		$ 71,000		$ 71,000